Condensed Consolidated Interim Statements of Changes in Equity	USD ($) shares Acres	Number of common shares [Member] Acres shares	Share capital [Member] USD ($)	Contributed surplus [Member] USD ($)	Accumulated deficit [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp [member] USD ($)	Non-controlling interests [member] USD ($)	Series C Class A Shares [Member] USD ($)	Series C Class A Shares [Member] Number of common shares [Member] shares	Series C Class A Shares [Member] Share capital [Member] USD ($)	Public Shares [Member] USD ($)	Public Shares [Member] Number of common shares [Member] shares	Public Shares [Member] Share capital [Member] USD ($)	Series C Shares [Member] USD ($)	Series C Shares [Member] Number of common shares [Member] shares	Series C Shares [Member] Share capital [Member] USD ($)	Series C Shares [Member] Equity attributable to the Shareholders of Li-Cycle Holdings Corp [member] USD ($)
Beginning Balance, Shares at Oct. 31, 2018 | shares		70,825,919
Beginning Balance at Oct. 31, 2018	$ 1,802,813		$ 2,969,191	$ 26,523	$ (1,152,197)	$ (40,704)
Shares issued for cash, Shares | shares		5,303,760
Series C Class A shares issued for cash	5,379,860		5,379,860
Stock option expense	97,258			97,258
Shares issued for non-cash costs, Shares | shares		337,958
Shares issued for non-cash costs	118,759		118,759
Comprehensive income (loss)	$ (4,137,964)				(4,100,782)	(37,182)
Exercise of stock options (in shares) | shares	0
Ending Balance, Shares at Oct. 31, 2019 | shares		76,467,637
Ending Balance at Oct. 31, 2019	$ 3,260,726		8,467,810	123,781	(5,252,979)	(77,886)
Shares issued for cash, Shares | shares		6,357,423
Series C Class A shares issued for cash	6,481,381		6,481,381
Stock option expense	245,847			245,847
Shares issued for non-cash costs	455,055			455,055
Conversion of convertible debt, Shares | shares		536,231
Conversion of convertible debt	492,409		492,409
Comprehensive income (loss)	$ (9,494,688)				(9,275,962)	(218,726)
Exercise of stock options (in shares) | shares	0
Ending Balance, Shares at Oct. 31, 2020 | shares		83,361,291
Ending Balance at Oct. 31, 2020	$ 1,440,730		15,441,600	824,683	(14,528,941)	(296,612)	$ 1,440,730
Stock option expense	404,443			404,443			404,443
Series C Class A shares issued for cash															$ 21,620,000		$ 21,620,000	$ 21,620,000
Comprehensive income (loss)	(14,693,465)				(14,693,465)		(14,693,465)
Series C Class A shares issued for cash | shares																11,220,218
Shares issued for non-cash costs shares | shares		478,920
Shares issued for non-cash costs			455,055	(455,055)
Ending Balance, Shares at Apr. 30, 2021 | shares		95,060,429
Ending Balance at Apr. 30, 2021	8,771,708		37,516,655	774,071	(29,222,406)	(296,612)	8,771,708
Beginning Balance, Shares at Oct. 31, 2020 | shares		83,361,291
Beginning Balance at Oct. 31, 2020	1,440,730		15,441,600	824,683	(14,528,941)	(296,612)	1,440,730
Beginning Balance, Shares at Oct. 31, 2020 | shares		83,361,291
Beginning Balance at Oct. 31, 2020	1,440,730		15,441,600	824,683	(14,528,941)	(296,612)	1,440,730
Shares issued for cash, Shares | shares										11,220,218			65,671,374
Series C Class A shares issued for cash									$ 21,620,000		$ 21,620,000	$ 629,748,295		$ 629,748,295
Restricted Share Units settled in shares, Shares | shares		392,276
Restricted Share Units settled in shares	3,922,754		3,922,754
Stock option expense	2,689,913			2,689,913
Exercise of stock options	$ 169,105		891,162	(722,057)
Exercise of stock options, Shares | shares	2,055,474	2,055,476
Shares issued for non-cash costs, Shares | shares		478,920
Shares issued for non-cash costs			455,055	(455,055)
Exercise of warrants, Shares | shares		100
Exercise of warrants	$ 1,438		288	1,150
Restricted Share Units expense	688,087			688,087
Comprehensive income (loss)	$ (226,559,288)				(226,559,288)
Exercise of stock options (in shares) | shares	2,172,820
Ending Balance, Shares at Oct. 31, 2021 | shares		163,179,655
Ending Balance at Oct. 31, 2021	$ 433,721,034		672,079,154	3,026,721	(241,088,229)	(296,612)	433,721,034
Stock option expense	4,136,896			4,136,896			4,136,896
Comprehensive income (loss)	$ 7,896,265				7,919,939		7,919,939	$ (23,674)
Exercise of warrants , shares | shares	22,540,651	5,712,222
Exercise of warrants	$ 46,001,223		46,001,223				46,001,223
Restricted Share Units expense	$ 5,539,268			5,539,268			5,539,268
Exercise of stock options (in shares) | Acres	222,505	188,745
Exercise of stock options			177,918	(177,918)
Non Controlling Interest In Subsidiary	$ 330,000							330,000
Ending Balance, Shares at Apr. 30, 2022 | shares		169,080,622
Ending Balance at Apr. 30, 2022	$ 497,624,686		$ 718,258,295	$ 12,524,967	$ (233,168,290)	$ (296,612)	$ 497,318,360	$ 306,326